Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Retained Earnings
Details of retained earnings as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Legal reserve 1	￦	782,249	￦	782,249
Voluntary reserves 2		4,651,362		4,651,362
Unappropriated retained earnings		7,853,779		8,821,705

Total	￦	13,287,390	￦	14,255,316

1
The Commercial Code of the Republic of Korea requires the Controlling Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital with the approval of the Controlling Company’s Board of Directors or used to reduce accumulated deficit, if any, with the ratification of the Controlling Company’s majority shareholders.

2
In accordance with the Restrictions on Special Taxation Act, R&D and HR related reserves under the voluntary reserves are separately accumulated when retained earnings from tax reserve funds are disposed, when income tax is recalculated from tax return adjustments. Reversal of these provisions can be paid out as dividends according to the related tax law.